INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net [Abstract]
Amortization and impairment of intangible assets	$ 9,000	$ 4,000	$ 430,000
Estimated aggregate amortization of intangible assets - 2017	38,000	$ 23,000
Estimated aggregate amortization of intangible assets - 2018	3,000
Estimated aggregate amortization of intangible assets - 2019	3,000
Estimated aggregate amortization of intangible assets - 2020	3,000
Estimated aggregate amortization of intangible assets - 2021	3,000
Estimated aggregate amortization of intangible assets - 2022	3,000
Estimated aggregate amortization of intangible assets - Therafter	$ 20,000